Document and Entity Information	Oct. 15, 2020
Cover [Abstract]
Entity Registrant Name	ROSETTA STONE INC
Amendment Flag	false
Entity Central Index Key	0001351285
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 15, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-34283
Entity Tax Identification Number	04-3837082
Entity Address, Address Line One	1621 North Kent Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	(703)
Local Phone Number	387-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00005 par value per share
Trading Symbol	RST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false